SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Less: valuation allowance	$ (784,923)	$ (693,185)	$ (380,167)
Deferred tax assets, net	4,177		15,574
Depreciation			(15,574)
Deferred tax liabilities, net	(4,177)		(15,574)
UNITED STATES
Net operating loss carry forwards in Malaysia	320,205	284,959	153,061
Less: valuation allowance	(320,000)	(285,000)	(130,000)
MALAYSIA
Net operating loss carry forwards in Malaysia	468,895	408,226	227,106
Less: valuation allowance	$ (465,000)	$ (408,000)	$ (217,000)